Finance Costs (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement Line Items [Line Items]
Finance costs	$ 2,660,510	$ 605,775	$ 549,213
Gold bullion loans [member]
Statement Line Items [Line Items]
Finance costs	306,608	375,921	337,012
Convertible loans [member]
Statement Line Items [Line Items]
Finance costs	$ 1,728,301	$ 229,854	$ 212,201